NATURE OF OPERATIONS (Details Narrative) - shares			12 Months Ended
	Nov. 01, 2024	Aug. 16, 2022	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued			12,455,252	3,500,000
Common stock, shares outstanding			12,455,252	3,500,000
US Federal tax rate			21.00%	21.00%
Interest per annum	10.00%
Underpayment penalty percentage	5.00%
Percentage of total liability	25.00%
Inflation Reduction Act 2022 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
US Federal tax rate		1.00%
Percentage of fair market value of shares		1.00%
Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Temporary equity, shares issued			7,500,000	7,500,000
Temporary equity, shares outstanding			7,500,000	7,500,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares issued			12,455,252	3,500,000
Common stock, shares outstanding			12,455,252	3,500,000
Business Combination Agreement [Member] | Legacy Alpha Modus [Member] | Series C Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			7,500,000
Business Combination Agreement [Member] | Legacy Alpha Modus [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			5,295,000
Business Combination Agreement [Member] | Legacy Alpha Modus [Member] | Common Stock [Member] | Various Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			1,817,308